Financial liabilities - Financial liabilities fall due for payment (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities at nominal value	kr 31,995	kr 14,914	kr 15,830
Financial liabilities at recorded value	32,002	14,647	15,406
Within 3 months
Financial liabilities
Financial liabilities at nominal value	9,950	3,096	4,828
Financial liabilities at recorded value	9,952	3,096	4,703
Within 3 - 12 months
Financial liabilities
Financial liabilities at nominal value	280	969	2,925
Financial liabilities at recorded value	280	969	2,925
Within 1 - 2 years
Financial liabilities
Financial liabilities at nominal value	2,023	1,986	42
Financial liabilities at recorded value	2,023	1,986	42
Within 2 - 3 years
Financial liabilities
Financial liabilities at nominal value	3,384	294	1,624
Financial liabilities at recorded value	3,384	294	1,624
Within 3 - 4 years
Financial liabilities
Financial liabilities at nominal value	2,588	3,401	271
Financial liabilities at recorded value	2,588	3,401	271
Within 4 - 5 years
Financial liabilities
Financial liabilities at nominal value	1,959	2,577	3,328
Financial liabilities at recorded value	1,959	2,577	3,328
Within 5 - 10 years
Financial liabilities
Financial liabilities at nominal value	11,788	2,273	2,456
Financial liabilities at recorded value	11,796	2,272	2,456
Within 10 - 15 years
Financial liabilities
Financial liabilities at nominal value	23	318	356
Financial liabilities at recorded value	kr 20	kr 52	kr 57